Other receivables, prepayments and deposits	12 Months Ended
Dec. 31, 2020
Other receivables, prepayments and deposits
Other Receivables, prepayments and deposits

8. Other receivables, prepayments and deposits

Other receivables, prepayments and deposits consisted of the following:

	December 31,
	2020	2019

	(in US$’000)
Prepayments	7,038	3,767
Purchase rebates	191	173
Leasehold land deposit (Note 13)	930	—
Deposits	905	898
Value-added tax receivables	14,957	8,760
Interest receivables	283	537
Others	2,482	1,634
	26,786	15,769